BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

The Brown Capital Management International Equity Fund

Supplement dated December 2, 2011 to the Fund’s Prospectus
and Statement of Additional Information dated December 1, 2011

Termination of Institutional Share Class

Effective immediately, the Institutional Share Class of The Brown Capital Management International Equity Fund is terminated. Please contact the Fund at 1.877.892.4BCM with any questions.

Brown Capital Management Mutual Funds

1-877-892-4BCM

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE